Debt - Interest Expense (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Debt
Amortization of debt discount	$ 65,016	$ 65,016
Coupon interest payable on convertible note	125,781	125,781
Total interest expense on convertible note	$ 190,797	$ 190,797